Convertible Preferred Stock - Additional Information (Details)				1 Months Ended				9 Months Ended	12 Months Ended
	Jan. 31, 2023 $ / shares shares	Jun. 17, 2022 shares	Apr. 30, 2022 USD ($) $ / shares shares	Mar. 16, 2023 shares	Feb. 28, 2023 shares	Jul. 31, 2022 shares	Jun. 30, 2022 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Aug. 12, 2019 shares
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Preferred Stock, Shares Authorized	20,000,000		20,000,000					20,000,000	20,000,000
Stock Issued During Period, Shares, New Issues								5,025,917
Preferred stock par value | $ / shares	$ 0.001		$ 0.001					$ 0.001	$ 0.001
Conversion ratio			70.33			3.8274			70.33
Preferred Stock Description Of Liquidation Preference									a per share amount equal to 1.0 times the original issue price ($25.00 per share) plus any accrued but unpaid dividends thereon.
Proceeds from Issuance Initial Public Offering | $							$ 5,200,000
Common Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Stock Issued During Period, Shares, New Issues								5,025,917		0
Number of preferred stock converted	1,603,338	703,290				193,958		230,086	703,290
Common Stock | Subsequent Event
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Number of preferred stock converted				1,614,342	117,768
Series A Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Shares Issued, Price Per Share | $ / shares			$ 0.001						$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000		10,000					10,000	10,000	10,000
Preferred Stock, Shares Outstanding			10,000						10,000	10,000
Preferred Stock, Liquidation Preference, Value | $			$ 4,500,000						$ 4,500,000	$ 4,500,000
Series A Convertible Preferred Stock | Common Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Number of preferred stock converted								703,290
Conversion ratio		70.33
Series A Convertible Preferred Stock | Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Preferred Stock, Shares Authorized			20,000						20,000
Number of preferred stock converted								(10,000)
Series B Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Shares Issued, Price Per Share | $ / shares			$ 0.001						$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000		10,000					10,000	10,000	10,000
Preferred Stock, Shares Outstanding			10,000						10,000	10,000
Preferred Stock, Liquidation Preference, Value | $			$ 35,000,000						$ 35,000,000	$ 35,000,000
Series B Convertible Preferred Stock | Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Preferred Stock, Shares Authorized			20,000						20,000
Number of preferred stock converted								(10,000)
Series C Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 25		$ 25					$ 25	$ 25	$ 25
Preferred Stock, Shares Authorized	600,000		600,000					600,000	600,000	600,000
Preferred Stock, Shares Outstanding	403,228		463,265					403,228	463,265	463,265
Preferred Stock, Liquidation Preference, Value | $			$ 11,581,625						$ 11,581,625	$ 11,581,625
Stock Issued During Period, Shares, New Issues										8,000
Stock Issued During Period, Value, New Issues | $										$ 200,000
Number of preferred stock converted						50,676		60,037
Conversion ratio	3.8274							3.8274
Preferred stock dividends rate per share | $ / shares								$ 1.5	$ 1.5
Preferred stock, voting rights								The holders of the shares of Series C Preferred Stock have voting rights equal to an equivalent number of shares of Common Stock into which it is convertible and vote together as one class with Common Stock.	The holders of the shares of Series C convertible preferred stock have voting rights equal to an equivalent number of shares of common stock into which it is convertible and vote together as one class with the common stock.
Dividends declared | $								$ 0	$ 0
Series C Convertible Preferred Stock | Share Price Equal Or Exceeds 16.5 Rupees Per Dollar
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Share price | $ / shares			$ 16.5						$ 16.5
Proceeds from Issuance Initial Public Offering | $			$ 20,000,000
Series C Convertible Preferred Stock | Subsequent Event
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Number of preferred stock converted					27,557
Conversion ratio					4.2736	3.8274
Series C Convertible Preferred Stock | Minimum | FRV
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Preferred Stock, Shares Outstanding											71,000
Series C Convertible Preferred Stock | Common Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Number of preferred stock converted								230,086
Series C Convertible Preferred Stock | Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Preferred Stock, Shares Authorized			600,000						600,000
Number of preferred stock converted								(60,037)
Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Stock Issued During Period, Shares, New Issues									0